CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash	$ 38,695	$ 90,113	$ 2,665
Cash and cash equivalents	38,695	90,113
Accounts receivable	664,554	416,373	166,404
Inventory	257,428	193,355	57,965
Prepaid expenses	2,500	17,500	0
Deferred financing cost		0	54,288
Total current assets	963,177	717,341	281,322
Fixed assets - net	1,060,621	1,199,900	286,986
Equipment deposits - related party	139,997	0
Total assets	2,163,795	1,917,241	568,308
Current liabilities
Accounts payable	903,008	562,499	320,154
Accounts payable - related parties	0	43,036	18,403
Accrued expenses	192,228	160,437	56,601
Accrued interest		0	19,829
Revolving financing	256,769	242,875	83,348
Current portion of capital leases	276,162	209,544	0
Note payable, net of debt discount	197,333	0
Note payable with original issue discount, net of debt discount	90,750	0
Convertible notes payable, net of debt discount	50,000	0
Derivative liability	237,602	194,940	337,988
Total current liabilities	2,203,852	1,413,331	836,323
Long-term Liabilities
Capitalized leases	119,326	233,770	0
Total long-term liabilities	119,326	233,770	0
Total liabilities	2,323,178	1,647,101	836,323
Redeemable convertible Preferred stock		0	83,820
Stockholders' deficit
Preferred stock, $0.001 par value, 100,000,000 shares authorized, Series A issued 20,000,000	20,000	20,000	20,000
Common stock, Class A - $0.001 par value, 1,125,000,000 shares authorized, 149,054,625 and 81,602,175 shares issued and outstanding at September 30, 2015 and March 31, 2015, respectively	149,055	124,496	81,602
Additional paid in capital	13,908,219	11,777,994	4,059,464
Common stock issuable	(35,000)	0	0
Accumulated deficit	(14,201,657)	(11,652,350)	(4,512,901)
Total stockholders' deficit	(159,383)	270,140	(351,835)
Total liabilities and stockholders' deficit	$ 2,163,795	$ 1,917,241	$ 568,308